Current and Long-Term Debt and Capital Lease Obligations (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Current and Long-term Debt and Capital Lease Obligations
The following table summarizes the Company's total debt and capital lease obligations as of the dates indicated (in thousands):

	September 30, 2021	December 31, 2020
Term Loan	$—	$44,663
Unamortized debt issuance costs	—	(1,234)
Capital lease obligations (Note 10)	100	246
Net carrying amounts	$100	$43,675

Current and long-term debt and capital lease obligations consist of the following as of December 31 of each year:

December 31,	2020	2019
Term Loan	$44,663	$5,833
Unamortized debt issuance costs	(1,234)	(67)
Revolving Facility Line of Credit	—	22,750
Capital lease obligations	246	502
Subtotal	43,675	29,018
Less: current portion, net of unamortized debt issuance costs	(380)	(876)
Long-term debt and capital lease obligations	$43,295	$28,142

Future Minimum Principal Payments Due for Amounts Outstanding Under the Credit Facility	Future minimum principal payments due for amounts outstanding under the Credit Facility at December 31, 2020, were as follows.

2021	$450
2022	450
2023	450
2024	450
2025	42,863
Thereafter	—
Total	$44,663